SEGMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENTS

NOTE 12 — SEGMENTS

The Company uses ASC 280, Segment Reporting, in determining its reportable segments. The Company has two reportable segments based on sales: Tobacco products and all other sources of revenue. The guidance requires that segment disclosures present the measure(s) used by the Chief Operating Decision Maker (“CODM”) to decide how to allocate resources and for purposes of assessing such segments’ performance. The Company’s CODM is comprised of its executive management team who use revenue and expenses of the two reporting segments to assess the performance of the business of our reportable operating segments.

The following table details revenue, operating expenses, and assets for the Company’s reportable segments for the period ended September 30, 2025.

	Tobacco Line	All other product lines	Total
ASSETS
Current Assets:
Cash	$19,274	$—	$19,274
Inventory	670,902	42,823	713,725
Deposits on inventory	318,999	20,362	339,361
Accounts receivable	51,892	3,312	55,204
Other current assets	—	536,386	536,386
Total current assets	1,061,067	602,883	1,663,950
Investment in securities at cost	—	248,000	248,000
Property and equipment, net of accumulated depreciation	—	5,094	5,094
Total assets	$1,061,067	$855,977	$1,917,044

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current Liabilities:
Accounts payable	$477,073	$30,451	$507,524
Liabilities for product returns and credits	98,291	6,274	104,565
Short-term advances payable	—	162,866	162,866
Short-term advances payable - related parties	—	1,104,000	1,104,000
Accrued liabilities	2,440,116	155,752	2,595,868
Accrued payroll and compensation expense	5,266,340	336,149	5,602,489
Accrued interest, current portion	—	6,704,921	6,704,921
Convertible debenture, current portion, net of discounts	—	264,284	264,284
Note payable, current portion	—	90,000	90,000
Note payable to stockholders	—	151,833	151,833
Derivative liability	—	2,492,987	2,492,987
Liabilities from discontinued operations	—	4,779,745	4,779,745
Total current liabilities:	8,281,820	16,279,262	24,561,082
Note payable, net of current portion	—	643,000	643,000
Convertible debenture, net of current portion, net of discount	—	2,256,587	2,256,587
Total liabilities	8,281,820	19,178,849	27,460,669

Stockholders’ Equity:
Common stock	—	4,945	4,945
Additional paid-in capital	—	37,233,561	37,233,561
Accumulated deficit	(7,220,753)	(55,561,378)	(62,782,131)
Total stockholders’ equity	(7,220,753)	(18,322,872)	(25,543,625)
Total liabilities and stockholders’ deficit	$1,061,067	$855,977	$1,917,044

The following table details revenue, operating expenses, and assets for the Company’s reportable segments for the year ended December 31, 2024.

	Tobacco Line	All other product lines	Total
ASSETS
Current Assets:
Cash	$—	$—	$—
Inventory	641,919	95,304	737,223
Deposits on inventory	—	28,803	28,803
Deposits on inventory - related party	637	—	637
Accounts receivable	—	25,641	25,641
Other current assets	—	485,621	485,621
Total current assets	642,556	635,369	1,277,925
Investment in securities at cost	—	248,000	248,000
Property and equipment, net of accumulated depreciation	—	6,407	6,407
Total assets	$642,556	$889,776	$1,532,332

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current Liabilities:
Accounts payable	$244,524	$517,916	$762,440
Cash overdraft	—	30,384	30,384
Liabilities for product returns and credits	61,353	8,701	70,054
Short-term advances payable	—	162,966	162,966
Short-term advances payable - related parties	—	22,452	22,452
Accrued liabilities	1,397,825	1,378,183	2,776,008
Accrued payroll and compensation expense	4,391,000	990,549	5,381,549
Accrued interest, current portion	—	6,281,805	6,281,805
Convertible debenture, current portion, net of discounts	—	264,284	264,284
Note payable, current portion	—	90,000	90,000
Note payable to stockholders	—	151,833	151,833
Derivative liability	—	2,458,435	2,458,435
Liabilities from discontinued operations	—	4,664,960	4,664,960
Total current liabilities:	6,094,702	17,022,468	23,117,170
Note payable, net of current portion	—	643,000	643,000
Convertible debenture, net of current portion, net of discount	—	2,177,723	2,177,723
Total liabilities	6,094,702	19,843,191	25,937,893

Stockholders’ Equity:
Common stock	—	4,945	4,945
Additional paid-in capital	—	37,233,561	37,233,561
Accumulated deficit	(5,452,146)	(56,191,921)	(61,644,067)
Total stockholders’ equity	(5,452,146)	(18,953,415)	(24,405,561)
Total liabilities and stockholders’ deficit	$642,556	$889,776	$1,532,332

The following table details revenue, operating expenses, and assets for the Company’s reportable segments for the nine months ended September 30, 2025.

	Tobacco Line	All other product lines	Total
Revenue:
Net sales	$950,160	$127,583	$1,077,743
Cost of sales	453,800	90,881	544,681
Gross profit	496,360	36,702	533,062

Operating expenses:
Employee costs	370,664	23,659	394,323
Selling, general and administrative expenses	509,268	32,506	541,774
Total operating expenses	879,932	56,165	936,097

Loss from operations	(383,572)	(19,463)	(403,035)

Other income (expense):
Interest expense	—	(612,219)	(612,219)
Gain on forgiveness of debt	—	10,831	10,831
Gain on derivative valuation	—	(34,552)	(34,552)
Income tax refund		25,012	25,012
Loss on disposal		(9,323)	(9,323)
Other income	—	6	6
Total other expense	—	(620,245)	(620,245)
Net loss from continuing operations	(383,572)	(639,708)	(1,023,280)
Loss from discontinued operations	—	(114,784)	(114,784)
Net Loss	$(383,572)	$(754,492)	$(1,138,064)

NOTE 12 — SEGMENTS

The Company uses ASC 280, Segment Reporting, in determining its reportable segments. The Company has two reportable segments based on sales: Tobacco products and all other sources of revenue. The guidance requires that segment disclosures present the measure(s) used by the Chief Operating Decision Maker (“CODM”) to decide how to allocate resources and for purposes of assessing such segments’ performance. The Company’s CODM is comprised of its executive management team who use revenue and expenses of the two reporting segments to assess the performance of the business of our reportable operating segments.

The following table details revenue, operating expenses, and assets for the Company’s reportable segments for the year ended December 31, 2024.

	Tobacco Line	All other product lines	Total
ASSETS
Current Assets:
Cash	$—	$—	$—
Inventory	641,919	95,304	737,223
Deposits on inventory	—	28,803	28,803
Deposits on inventory - related party	637	—	637
Accounts receivable	—	25,641	25,641
Other current assets	—	485,621	485,621
Total current assets	642,556	635,369	1,277,925
Investment in securities at cost	—	248,000	248,000
Property and equipment, net of accumulated depreciation	—	6,407	6,407
Total assets	$642,556	$889,776	$1,532,332

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current Liabilities:
Accounts payable	$244,524	$517,916	$762,440
Cash overdraft	—	30,384	30,384
Liabilities for product returns and credits	61,353	8,701	70,054
Short-term advances payable	—	162,966	162,966
Short-term advances payable - related parties	—	22,452	22,452
Accrued liabilities	1,397,825	1,378,183	2,776,008
Accrued payroll and compensation expense	4,391,000	990,549	5,381,549
Accrued interest, current portion	—	6,281,805	6,281,805
Convertible debenture, current portion, net of discounts	—	264,284	264,284
Note payable, current portion	—	90,000	90,000
Note payable to stockholders	—	151,833	151,833
Derivative liability	—	2,458,435	2,458,435
Liabilities from discontinued operations	—	4,664,960	4,664,960
Total current liabilities:	6,094,702	17,022,468	23,117,170
Note payable, net of current portion	—	643,000	643,000
Convertible debenture, net of current portion, net of discount	—	2,177,723	2,177,723
Total liabilities	6,094,702	19,843,191	25,937,893

Stockholders’ Equity:
Common stock	—	4,945	4,945
Additional paid-in capital	—	37,233,561	37,233,561
Accumulated deficit	(5,452,146)	(56,191,921)	(61,644,067)
Total stockholders’ equity	(5,452,146)	(18,953,415)	(24,405,561)
Total liabilities and stockholders’ deficit	$642,556	$889,776	$1,532,332

	Tobacco Line	All other product lines	Total
Revenue:
Net sales	$1,056,862	$239,934	$1,296,796
Cost of sales	363,989	94,169	458,158
Gross profit	692,873	145,765	838,638

Operating expenses:
Employee costs	425,073	90,734	515,807
Selling, general and administrative expenses	717,827	155,743	873,570
Total operating expenses	1,142,900	246,477	1,389,377

Loss from operations	(450,027)	(100,712)	(550,739)

Other income (expense):
Interest expense	—	(790,589)	(790,589)
Impairment of investment		(52,000)	(52,000)
Gain on disposal of equipment	—	7,222	7,222
Loss on derivative valuation	—	(1,161,498)	(1,161,498)
Other income	—	250	250
Total other expense	—	(1,996,615)	(1,996,615)
Net loss from continuing operations	(450,027)	(2,097,327)	(2,547,354)
Loss from discontinued operations	—	(153,886)	(153,886)
Net Loss before income tax	(450,027)	(2,251,213)	(2,701,240)
Income tax	—	74,364	74,364
Net Loss	$(450,027)	$(2,176,849)	$(2,626,876)